ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 3,335	$ 3,029
Less accrued benefit obligation:
Defined benefit pension plan	4,613	3,995
Other post-employment benefits	(185)	(173)
Net defined benefit liability, before net actuarial gain (losses)	1,463	1,139
Less: net actuarial gains and other	11	13
Accrued benefit liability related to defined benefit plan	$ (1,452)	$ (1,126)